Equity - Share Capital and Share Premium (Details) - EUR (€)				6 Months Ended		12 Months Ended
	Mar. 31, 2023	Apr. 08, 2022	Dec. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 24, 2022	Nov. 03, 2021	Jun. 22, 2021	Dec. 31, 2020	Jun. 12, 2020
Disclosure of classes of share capital [line items]
Net movement in treasury shares						€ 221,000,000	€ 364,000,000	€ 479,000,000
Equity				€ 31,708,000,000	€ 28,684,000,000	€ 27,096,000,000	€ 31,708,000,000	€ 28,684,000,000				€ 18,260,000,000
Aggregate amount of approved securities issuance			€ 25,000,000,000
Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)				85,217,621	139,329,370	111,099,480	85,217,621	139,329,370				98,231,380
Net movement in treasury shares						€ 186,000,000	€ 342,000,000	€ 459,000,000
Capital reduction (shares)	(24,779,409)	(139,275,057)
Equity				€ (341,000,000)	€ (547,000,000)	(429,000,000)	(341,000,000)	(547,000,000)				€ (476,000,000)
Share capital
Disclosure of classes of share capital [line items]
Number of shares (in shares)	5,750,458,145	5,639,772,963
Net movement in treasury shares	€ 24,779,409	€ 139,275,057
Equity	5,750,458,145	5,639,772,963		5,775,000,000	5,779,000,000	5,750,000,000	5,775,000,000	5,779,000,000	€ 5,775,237,554			5,526,000,000
Capital increase				€ 135,464,591
Number of shares issued as dividends (in shares)				135,464,591
Share premium
Disclosure of classes of share capital [line items]
Net movement in treasury shares	€ 73,000,000	€ 409,000,000
Equity				€ 3,824,000,000	€ 4,233,000,000	3,751,000,000	3,824,000,000	€ 4,233,000,000				€ 4,538,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital amount				€ 5,775,237,554		€ 5,750,458,145	€ 5,775,237,554
Number of shares (in shares)				5,775,237,554		5,750,458,145	5,775,237,554
Par value per share (EUR per share)	€ 1			€ 1		€ 1	€ 1		€ 1	€ 1	€ 1
Capital reduction (shares)			140,994,513	135,464,591	194,518,911
Maximum authorized share capital						€ 2,596,065,843							€ 2,596,065,843
Treasury Shares
Disclosure of classes of share capital [line items]
Par value per share (EUR per share)	€ 1